Net Financial Operating Income	12 Months Ended
Dec. 31, 2021
Disclosure Of Net Financial Operating Income [Abstract]
Net Financial Operating Income
32.	Net Financial Operating Income:

The gain (losses) from trading and brokerage activities for the years ended December 31, 2019, 2020 and 2021 is detailed as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$
Net income on financial assets held-for-trading	44,274	24,715	48,940
Gain (loss) from mark to market	32,128	33,216	(12,483)
Financial assets held-for-trading	76,402	57,931	36,457
Derivative instruments	32,391	(96,369)	143,641
Sale of loan portfolio	—	39	5,458
Sale of financial assets at fair value through other comprehensive income	4,789	27,091	1,244
Net (loss) gain of other transactions	(145)	29	141
Total	113,437	(11,279)	186,941